SCHEDULE OF OPTION ACTIVITY (Details) - Employee Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Option Indexed to Issuer's Equity [Line Items]
Number of options, outstanding at beginning of period	35,619,883	34,253,216	22,860,713
Weighted average exercise price, outstanding at beginning of period	$ 0.13	$ 0.43	$ 0.5
Weighted average remaining contractual term (in years)	4 years 1 month 6 days	4 years 1 month 17 days	5 years 11 months 1 day	4 years 10 months 2 days
Number of options, Granted		2,675,000	13,075,000
Number of options, Exercised			(33,333)
Number of options, Forfeited	(4,971,112)	(1,308,333)	(1,649,164)
Number of options, outstanding at end of period	30,648,771	35,619,883	34,253,216	22,860,713
Weighted average exercise price, outstanding at end of period	$ 0.14	$ 0.13	$ 0.43	$ 0.5
Number of options, Exercisable	25,321,689	23,525,726	19,427,796